Income Taxes, Effective Income Tax Rate Reconciliation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Effective Income Tax Rate Reconciliation [Abstract]
Total provision for income taxes	$ 323,104	$ 133,988	$ 177,794
Germany [Member]
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Statutory tax rate	15.83%	32.28%
State and local income tax	9.45%
Foreign tax effects	(4.17%)	(30.55%)
Changes in valuation allowances	2.70%
Nontaxable or nondeductible items	(5.84%)
Adjustments to prior year tax estimates	(11.58%)
Other	0.53%	(0.93%)
Effective income tax rate	6.92%	0.80%
Effective Income Tax Rate Reconciliation [Abstract]
Statutory tax rate	$ 1,170,375
State and local income tax	698,644
Foreign tax effects	(308,674)
Changes in valuation allowances	199,351
Nontaxable or nondeductible items	(432,014)
Adjustments to prior year tax estimates	(856,193)
Other	38,851
Total provision for income taxes	$ 510,340